Borrowings - Hedging Transactions on Term Loan (Details) € in Millions	Jun. 12, 2019 CAD ($)	Jun. 12, 2019 EUR (€)	Jun. 12, 2019 USD ($)
Currency swap contract | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount of derivative			$ 70,000,000
Currency swap contract | Cash flow hedges | LIBOR
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%
Currency swap contract | Cash flow hedges | Fixed Rate Debt at 5.02%
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings	$ 92,988,000
Interest rate on borrowings (as a percent)	5.02%	5.02%	5.02%
Currency swap contract | Net investment hedge | Fixed Rate Debt at 5.02%
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount of derivative	$ 92,988,000
Interest rate on borrowings (as a percent)	5.02%	5.02%	5.02%
Currency swap contract | Net investment hedge | Euro-Denominated Fixed Rate Debt at 3.19%
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings | €		€ 61.8
Interest rate on borrowings (as a percent)	3.187%	3.187%	3.187%
Forward contract | Fair value hedges | Foreign Currency Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount of derivative	$ 39,558,000
Borrowings			$ 30,000,000